Drinker Biddle & Reath LLP
One Logan Square, Ste 2000
Philadelphia, PA  19103-6996
Telephone: (215) 988-2700
Fax: (215) 988-2757
www.drinkerbiddle.com

December 8, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Kinetics Mutual Funds, Inc. (the "Company")
Registration Nos. 333-78275/811-09303

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 66 (the "Amendment") to the Registration Statement on Form N-1A of the Company under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended.

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to: 1) respond to the Staff’s comments on Post-Effective Amendment No. 59; and 2) make other non-material changes to finalize and complete the disclosure to the prospectus and statement of additional information for the Company’s Kinetics Spin-off and Corporate Restructuring Fund.  The Amendment does not contain disclosure that would render it ineligible to become effective immediately pursuant to rule 485(b).

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-2579.

Very truly yours,

/s/ Kellilyn Greco
Kellilyn Greco